SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Accounting principles
A.	Accounting principles

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). Profit or loss accounts are presented and analyzed by their nature rather than their function within the entity as such method provides reliable and more relevant information on the Company's operations.

Comparative information
B.	Comparative information

Comparative figures stated in the statements of comprehensive income (loss), financial position and cash flows have been reclassified to conform to the current year's presentation format for the purpose of adequate presentation.

Basis of consolidation
C.	Basis of consolidation

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. The consolidated financial statements present the results of the Company as though NeoGames S.A and its subsidiaries formed a single entity. Intercompany transactions and balances between NeoGames S.A and its subsidiaries are therefore eliminated in full.

Foreign currency
D.	Foreign currency

The financial statements of the Company are prepared in US dollars (the functional currency), which is the currency that best reflects the economic substance of the underlying events and circumstances relevant to the Company’s transactions. Balances in foreign currencies are translated into US dollars in accordance with the principles set forth by International Accounting standard (IAS) 21 (“The Effects of Changes in Foreign Exchange Rates”). Accordingly, transactions and balances in currencies other than the functional currency have been translated into US dollars as follows:

Monetary assets and liabilities — at the rate of exchange applicable at the end of the reporting year; Income and expense items — at exchange rates applicable as of the date of recognition of those items; Non-monetary items — at the rate of exchange at the time of the transaction.

Transaction under common control
E.	Transaction under common control

Acquisition of intangible assets under common control is accounted for based on their book value as was accounted for by the seller, and the difference between the fair value of the consideration and the book value of the intangible assets was recorded as a capital reserve with respect to transaction under common control in the statement of changes in equity (deficit).

Cash and cash equivalents
F.	Cash and cash equivalents
Cash and cash equivalents comprise cash and short-term bank deposits with an original maturity of three months or less.
Financial instruments
G.	Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value and subsequently measured at amortized cost based on the effective interest rate, as applicable.

Trade receivables
H.	Trade receivables

Trade receivables are initially recognized at transaction price and subsequently measured at amortized cost and principally comprise amounts due from related parties and iLottery companies. The Company has applied the standard simplified approach and has calculated the Expected credit losses based on lifetime of expected credit losses, with de-minimis results. Bad debts (if any) are written off when there is objective evidence that the full amount may not be collected.

Investment in a joint operation
I.	Investment in a joint operation

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to that arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the consent of all parties to the joint control.

The consolidated financial statements include the Company’s interest in any assets held jointly by the Michigan Joint Operation, and the Company’s share of revenues and expenses of the Michigan Joint Operation.

Investment in a joint venture
J.	Investment in a joint venture

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets only. The Company’s investment in a joint venture is accounted for based on the equity method. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of the profit and losses of the joint venture.

Employee benefits
K.	Employee benefits

The Israeli subsidiary, NGS, has adopted the general authorization in accordance with Section 14 of the Severance Pay Law, 1963 (“Section 14”), according to which deposits to the pension funds and/or policies of insurance companies exempt the subsidiary from additional payments. However, the Company’s liabilities for severance pay, attributed to certain employees that are not subject to Section 14 are computed on the basis of the employee’s most recent salary as of the end of the period date, in accordance with the Severance Pay Law, and are partially covered by monthly deposits with insurance policies and/or other funds in favor of the employees and the remaining are accrued for in the consolidated financial statements.

As most of NGS’s employees are covered by Section 14, and due to immateriality, the Company does not use actuarial estimates and calculations for severance obligations. The Company accounts for such employees who are not subject to Section 14, by measuring accruals on the full amounts assuming that all of these employees will be terminated as of the end of the period date of each period (shut-down method).

Provisions
L.	Provisions

Provisions, which are liabilities of uncertain timing or amounts, are recognized when the Company has a legal or constructive obligation as a result of past events, if it is probable that an outflow of funds will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

Property and equipment
M.	Property and equipment

Property and equipment comprise of data center (servers), computers, leasehold improvements, office furniture and equipment and are stated at cost less accumulated depreciation and any accumulated impairment.

Depreciation is calculated to write off the cost of fixed assets to their residual amounts on a straight line basis over the expected useful lives of the assets concerned. The principal annual rates used for this purpose, are:

%

Computers and computers equipment	25-50
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful lives

Subsequent expenditures are included in the assets carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing proceeds with carrying amount and are recognized in profit or loss.

The depreciation method and the estimated useful life of an asset are reviewed at least each year-end and the changes are accounted for as a change in accounting estimate on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets
N.	Intangible assets

Intangible assets of the Company comprise development costs capitalization, which are amortized over their useful life and reviewed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are treated prospectively as a change in accounting estimates.

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate:

•	The technical feasibility of completing the intangible asset so that it will be available for use or sale.
•	The Company's intention to complete the intangible asset and use or sell it.
•	The ability to use or sell the intangible asset.
•	How the intangible asset will generate future economic benefits.
•	The availability of adequate technical, financial and other resources to complete the intangible asset; and
•	The ability to measure reliably the respective expenditure asset during its development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. It is amortized over the period of expected future benefit of 3 years.

Impairment of non-financial assets
O.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of fixed assets and intangible assets whenever events or changes in the circumstances indicate that the carrying amount is not recoverable. If the carrying amount of the above assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of the net sale price and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the specific risks of the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in the statement of comprehensive income (loss).

Revenue recognition
P.	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring services to a customer.

The Company generates its revenues through three streams:

•	Royalties from licensing of technological platforms and provision of proprietary games content (which are recognized in the accounting periods in which the gaming transactions occur).
•	Fees from access to intellectual property rights (which are recognized over the useful periods of the intellectual property rights).
•	Fees from development services (which are recognized in the accounting periods in which services are provided).

Reserve with respect to funding transactions with related parties
Q.	Reserve with respect to funding transactions with related parties

Transactions with related parties are accounted for based on fair value. Any difference between the nominal value and the fair value that arises in transactions with related parties are recorded directly into equity to a “Reserve with respect to funding transactions with related parties”.

Share-based payment
R.	Share-based payments

Where equity settled share options are awarded to employees, the fair value of the options at the date of grant is charged to the consolidated statement of comprehensive income (loss) over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of comprehensive income (loss) over the remaining vesting period. Where the terms and conditions of options are modified after they vest, the increase in the fair value of the options measured and recorded in the consolidated statement of comprehensive income (loss) immediately after the modification.

The Company recognizes stock based compensation for the estimated fair value of restricted share units (“RSUs”). The Company measures compensation expense for the RSUs based on the market value of the underlying stock at the date of grant.

Finance income and expenses
S.	Finance income and expenses

Finance income comprises of net currencies with exchange rates differences, while finance expenses are comprised of interest on related parties funding, net currencies exchange rates differences, interest on leases liabilities and banks charges.

Income taxes
T.	Income taxes

Provision for income taxes is calculated in accordance with the tax legislation and applicable tax rates in force at the end of the reporting year in the countries in which the Company and its subsidiaries have been incorporated. A provision is recognized for those matters for which the tax determination is uncertain, but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. This measurement is required to be based on the assumption that each of the tax authorities will examine amounts they have a right to examine and have full knowledge of all related information when making those examinations.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising from:

•	The initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•
Investments in subsidiaries and joint operations where the Company is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date, and that amount is are expected to apply when the deferred tax liabilities/assets are settled/recovered.

The Company recognized deferred tax assets (if any) only when their recoverability is more likely than not.

Fair value measurement hierarchy
U.	Fair value measurement hierarchy

The Company measures certain financial instruments, including derivatives, at fair value at the end of each reporting period. Fair value is the price that would be received or paid in an orderly transaction between market participants at a particular date, either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for that asset or liability accessible to the Company.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Earnings (loss) per share
V.	Income (loss) per share

Basic income (loss) per share

Basic income (loss) per share is calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year, adjusted for ordinary shares issued during the year, if applicable.

Diluted income (loss) per share

Diluted income (loss) per share adjusts the figures used in the determination of basic income (loss) per share to take into account the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of options takes place as expected; and the addition of the shares to be derived from realization must have a dilutive effect.

Leases
W.	Leases

Effective January 1, 2019, the Company accounts for its leases under IFRS 16, according to which:

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) or low value assets.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The lease liability is presented as a separate line in the consolidated statement of financial position, including the separation between current and non-current.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

In profit or loss, amortization expenses of the right-of-use asset and interest expenses in respect of the lease liability recognized. In the statement of cash flows, payments in respect of the principal portion of the lease liability classified as financing activity and payments in respect of the interest portion of the lease liability classified in accordance with the Company’s policy regarding classification of interest payments as operating activity.

In the prior period financial statements operating leases expenses recorded on a straight line basis within the operating expenses.

On December 26, 2018, NeoGames Ukraine entered into a lease agreement for an office space. The agreement commenced on January 15, 2019 for a period of 60 months. The annual lease payment and related expenses is approximately $1 million. For a description of the lease arrangement with the Aspire Group, see Note 6.

On July 11, 2021, NeoGames Systems entered into a lease agreement for an office Space in the existing Tel Aviv premises. The agreement will commence on April 15, 2022 for a period of 120 months. The annual lease payment and related expenses is approximately $1 million. For a description of the lease arrangement, see Note 6.